Common Stock (Tables)	6 Months Ended
Jun. 30, 2026
Common Stock [Abstract]
Schedule of the Company’s RSU Activity

A summary of the Company’s RSU activity is as follows:

	Number of RSUs	Weighted average grant date fair value
Balance as of December 31, 2025	-	$-
Granted	78,635	$3.70
Forfeited	-	$-
Balance as of June 30, 2026	78,635	$3.70